Joint Venture and Redeemable Non-Controlling Interest - Schedule of Change in Redeemable Non-Controlling Interest (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Redeemable Non-Controlling, Beginning balance	$ 1,704	$ 1,710	$ 1,710	$ 1,690
Net income (loss) attributable to redeemable non-controlling interest in consolidated JV	(10)	(4)	(6)	20
Redeemable Non-Controlling, Ending balance	1,694	1,706	1,704	1,710
Scenario Previously Reported [Member]
Redeemable Non-Controlling, Beginning balance	$ 1,704	$ 1,700	1,700	1,690
Net income (loss) attributable to redeemable non-controlling interest in consolidated JV			(6)
Redeemable Non-Controlling, Ending balance			$ 1,704	$ 1,700